Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill [Abstract]
Schedule of Changes in Carrying Amount of Goodwill	Changes in the carrying amount of goodwill are as follows:

	US Acquiring	Digital Commerce	Total
December 31, 2019	$1,503,307	$1,934,047	$3,437,354
Additions during the period (1)	—	12,120	12,120
Reductions during the period (2)	—	(24,160)	(24,160)
Foreign exchange	—	56,502	56,502
December 31, 2020	1,503,307	1,978,509	3,481,816
Additions (3)	21,828	194,292	216,120
Foreign exchange	—	(47,899)	(47,899)
December 31, 2021	$1,525,135	$2,124,902	$3,650,037

(1)
Additions to goodwill within the Digital Commerce segment relate to the acquisition of Openbucks (See Note 14)
(2)
Reductions to goodwill within the Digital Commerce segment relate to the sale of Paylater (See Note 15).
(3)
Additions to goodwill within the US Acquiring and Digital Commerce segments in the current period relate to the acquisition of ICS, PagoEfectivo and viaFintech (See Note 14), respectively.